Litigation (Details) $ in Thousands, ¥ in Millions	2 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($) claim	Jun. 27, 2022 CNY (¥)
Number of claims or actions pending, which ultimate disposition could have a material adverse effect on the Group's results of operations | claim			0
Damages awarded	$ 38,000	¥ 253.2
Losses annual interest rate	5.50%	5.50%
Recovery of costs	$ 2,200
Bank guarantee | ¥				¥ 286.0
Accounts receivable	83,580		$ 77,078
Accounts payable	41,177		51,005
Other payables	$ 210,839		233,606
Seroquel
Accounts receivable			1,100
Long-term prepayment			600
Accounts payable			900
Other payables			$ 1,200